Other Current Liabilities (Details) - Schedule of Other Current Liabilities - USD ($)		Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Current Liabilities [Abstract]
Payable to renters		$ 558,424	$ 576,052
Statutory dues payable		1,494,235	1,550,688
Capital creditors		5,907	5,936	$ 88,484
Employee benefit expenses payable		340,138	320,360
Other liabilities	[1]	366,597	330,582
Other current liabilities		$ 2,765,301	$ 2,783,618	$ 2,933,032

[1]	Pertains to payables in relation to operating leases. During the year ended March 31, 2024, security deposit amounting to $35,994 has been adjusted against outstanding balance with Siddharth Assets (lessor) in relation to the Golden Enclave property lease. During the six months ended September 30, 2024, security deposit amounting to $47,754 has been adjusted against outstanding balance with Economic Transport Organisation Private Limited (lessor) in relation to the Golden Enclave property lease.